PENSION AND OTHER POSTRETIREMENT BENEFITS	6 Months Ended
Jun. 30, 2017
PENSION AND OTHER POSTRETIREMENT BENEFITS
PENSION AND OTHER POSTRETIREMENT BENEFITS

13.   PENSION AND OTHER POSTRETIREMENT BENEFITS

NET PERIODIC BENEFIT COSTS RECOGNIZED

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
(millions of Canadian dollars)
Service cost	62	41	116	83
Interest cost	47	23	79	49
Expected return on plan assets	(73)	(38)	(124)	(76)
Amortization of actuarial loss	8	9	17	18

Net periodic benefit costs	44	35	88	74

ACQUIRED PENSION PLANS

In connection with the Merger Transaction (Note 5), the Company has assumed registered and non-registered pension plans in both Canada and the United States (the Canadian Plans and United States Plans, respectively), which provide either defined benefit or defined contribution pension benefits to employees of the Company.

The acquired Canadian Plans provide registered and non-registered, contributory and non-contributory defined benefit plans and defined contribution retirement plans covering substantially all Canadian employees of Spectra Energy. The acquired Canadian defined benefit plans provide retirement benefits based on each plan participant’s years of service and final average earnings. Under the acquired Canadian defined contribution plan, Company contributions are determined according to the terms of the plan and are based on each plan participant’s age, years of service and current eligible earnings. In connection with the Merger Transaction, the Company also assumed non-qualified defined benefit supplemental pensions provided to all employees who retire under a Canadian defined benefit registered pension plan and whose pension is limited by the maximum pension limits under the Income Tax Act (Canada).

The acquired United States Plans provide Company-funded defined benefit plans for United States-based employees using a cash balance formula. Under a cash balance formula, a plan participant accumulates a retirement benefit consisting of pay credits that are based upon a percentage of current eligible earnings and current interest credits. The Company also assumed non-qualified, non-contributory and unfunded defined benefit plans, and other non-qualified plans such as savings and deferred compensation plans, covering certain current and former executives based in the United States. These non-qualified pension plans have no plan assets.

The acquired OPEB primarily includes supplemental health care and life insurance coverage for qualifying retired employees on a contributory and non-contributory basis.

A measurement date of February 27, 2017 was used to determine the plan assets and accrued benefit obligation for the Canadian and United States Plans.

The following is a summary of the fair value of the Canadian and United States Plan and OPEB-related balances assumed at February 27, 2017:

	Pension		OPEB
February 27, 2017	U.S.	Canada	U.S.	Canada
(millions of Canadian dollars)
Projected benefit obligation	818	1,505	275	146
Fair value of plan assets	737	1,290	103	-

Underfunded status	(81)	(215)	(172)	(146)

Presented as follows:
Deferred amounts and other assets	-	23	-	-
Accounts payable and other	(2)	-	(3)	(4)
Other long-term liabilities	(79)	(238)	(169)	(142)

	(81)	(215)	(172)	(146)

The weighted average assumptions made in the measurement of the projected benefit obligations of the assumed pension plans and OPEB are as follows:

	Pension		OPEB
February 27, 2017	U.S.	Canada	U.S.	Canada
Discount rate	3.6%	3.8%	3.5%	3.9%
Average rate of salary increases	4.0%	3.0%

Medical Cost Trends

The assumed rates for the next year used to measure the expected cost of OPEB are as follows:

	Medical Cost Trend Rate Assumption for Next Fiscal Year	Ultimate Medical Cost Trend Rate Assumption	Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved
Canadian Plans	5%	5%
United States Plans	7.5%	4.5%	2037

Acquired Plan Assets

Canadian and United States Plan assets are maintained in Master Trusts in both the United States and Canada. The investment objective of the Master Trusts is to achieve reasonable returns on Plan assets, subject to a prudent level of portfolio risk, for the purpose of enhancing the security of benefits for plan participants. The asset allocation targets are set after considering the investment objective and the risk profile with respect to the Plans. Equity securities are held for their high expected return. Other equity and fixed income securities are held for diversification. Investments within asset classes are diversified to achieve broad market participation and reduce the effects of individual investments. Actual asset allocation of investments is regularly reviewed and periodically rebalanced to the targeted allocation when considered appropriate.

The Company manages the investment risk of its assumed Canadian and United States Plan funds by setting a long-term asset mix policy for each plan after consideration of: (i) the nature of pension plan liabilities; (ii) the investment horizon of the plan; (iii) the going concern and solvency funded status and cash flow requirements of the plan; (iv) the operating environment and financial situation of the Company and its ability to withstand fluctuations in pension contributions; and (v) the future economic and capital markets outlook with respect to investment returns, volatility of returns and correlation between assets. The overall expected rate of return is based on the asset allocation targets with estimates for returns on equity and fixed income securities based on long-term expectations.

Expected Rate of Return on Acquired Plan Assets

February 27, 2017	Pension	OPEB
Canadian Plans	6.4%
United States Plans	5.5%	4.8%

Target Mix for Acquired Plan Assets

	Canadian Plans	United States Plans
Equity securities	55.0%	30.0%
Fixed income securities	45.0%	60.0%
Other	0.0%	10.0%

Major Categories of Acquired Plan Assets

Acquired Plan assets are invested primarily in readily marketable investments with constraints on the credit quality of fixed income securities. As at February 27, 2017, the acquired pension assets were invested 48.9% in equity securities, 46.7% in fixed income securities, and 4.4% in cash and cash equivalents and other. The OPEB assets were invested 38.8% in equity securities, 47.6% in fixed income securities, and 13.6% in cash and cash equivalents and other.

The following table summarizes the Company’s acquired pension and OPEB financial instruments at fair value:

February 27, 2017	Level 11	Level 21	Level 31	Total
(millions of Canadian dollars)
Pension
Cash and cash equivalents	4	-	-	4
Fixed income securities	946	-	-	946
Equity	580	412	-	992
Other	-	-	85	85

OPEB
Cash and cash equivalents	6	-	-	6
Fixed income securities	37	12	-	49
Equity	21	19	-	40
Other	-	-	8	8

1	See Note 11 for details on the nature of level 1, level 2 and level 3 fair value measurements.

Acquired Plan Contributions by the Company

Year ended December 31,	Pension	OPEB
(millions of Canadian dollars)
Contributions expected to be paid in 2017	25	8

Benefits Expected to be Paid by the Company Related to the Acquired Plans

Year ended December 31,	2017	2018	2019	2020	2021	2022-2026
(millions of Canadian dollars)
Expected future benefit payments	124	150	151	157	153	820